STATUTORY RESERVE	12 Months Ended
Jun. 30, 2019
STATUTORY RESERVE
STATUTORY RESERVE

NOTE 15 -           STATUTORY RESERVE

In accordance with the PRC regulations on enterprises and the company’s articles of association, enterprises established in the PRC are required to provide statutory reserve before any dividend distribution, which is appropriated from net profit as reported in the enterprise’s PRC statutory accounts for the calendar year. Before making any dividend distribution, an enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. The statutory reserve can only be used for specific purposes and is not distributable as cash dividends.